Carrying values of vessels, vessels under construction and goodwill Carrying value of vesels narrative (Details)	12 Months Ended
	Dec. 31, 2019 USD ($) vessel	Dec. 31, 2018 USD ($) vessel	Sep. 30, 2019 tanker	Dec. 31, 2017 USD ($)
Disclosure of impairment loss and reversal of impairment loss [line items]
Goodwill | $	$ 11,539,000	$ 11,539,000
Number of vessels value in use calculation performed | vessel	10
Impairment loss recognised in profit or loss | $	$ 0
Vessels [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Average time charter rate period used to establish growth rate	3 years
Growth rate in freight rates	2.39%
Discount rate used	7.41%
Number of vessels	134	109	98
Number of vessels with fair value more than carrying value | vessel	68	34
Number of vessels with fair value less than carrying value | vessel	56	75
Impairment loss recognised in profit or loss | $	$ 0	$ 0
Percentage increase in discount rate used in sensitivity analysis	1.00%	1.00%
Impact on impairment loss with 1.0% increase in discount rate | $	$ 44,076,000	$ 300,000
Percentage decrease in forecasted time charter rates used in sensitivity analysis	5.00%	5.00%
Impact on impairment loss with 5% decrease in forecasted time charter rates | $	$ 76,052,000	$ 400,000
LR2 [Member] | Vessels [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Number of vessels impaired with increase in discount rate used in sensitivity analysis | vessel		1
Number of vessels impaired with decrease in discount rate used in sensitivity analysis | vessel		2
Handymax, MR and LR2 [Member] | Vessels [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Number of vessels impaired with increase in discount rate used in sensitivity analysis | vessel	30
Number of vessels impaired with decrease in discount rate used in sensitivity analysis | vessel	34
NPTI September Closing [Member] | LR2 [Member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Goodwill | $				$ 8,900,000
NPTI September Closing [Member] | LR1 [Member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Goodwill | $				$ 2,600,000